Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2022
Right-of-use assets and lease liabilities

12.	Right-of-use assets and lease liabilities

The Company’s leased assets consist of office premises. When measuring lease liabilities for leases that were classified as operating leases, the Company discounted lease payments using incremental borrowing rates of 4.20% to 5.00%.

A summary of right-of-use assets is as follows:

Amount

Balance, January 1, 2021	$2,848,400
Office lease additions - cost, mergers and acquisitions (Note 5)	775,392
Depreciation	(729,573)
Effect of movement in exchange rates	(8,557)
Balance, December 31, 2021	$2,885,662
Depreciation	(924,883)
Effect of movement in exchange rates	139,217
Balance, December 31, 2022	$2,099,996

A summary of lease liabilities is as follows:

Amount

Balance, January 1, 2021	$2,886,666
Office lease additions - finance cost, mergers and acquisitions (Note 5)	808,095
Payments	(802,013)
Accretion	119,470
Effect of movement in exchange rates	(1,871)
Balance, December 31, 2021	$3,010,347
Payments	(948,040)
Accretion	105,496
Effect of movement in exchange rates	183,064
Balance, December 31, 2022	2,350,867
Current portion of lease liabilities	872,429
Long-term portion of lease liabilities	$1,478,438

Note 25 provides a summary of undiscounted lease payments to be made as of the statement of financial position date. Variable lease payments during the year ended December 31, 2022, which are not included in lease liabilities are $247,968 (December 31, 2021 - $253,206). The total cash outflow for leases during the year ended December 31, 2022 is $1,196,008 (December 31, 2021 - $1,055,219).